Condensed Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 18,302	$ 21,986
Short-term bank deposits	9,076	31,164
Other current assets	148	1,697
Total current assets	27,526	54,847
Non-current assets:
Restricted bank deposits	360	362
Long-term prepaid expenses		182
Funds in respect of employee rights upon retirement	365	415
Property, plant and equipment, net	6,601	6,847
Operating lease right-of-use assets	674	2,008
Total non-current assets	8,000	9,814
Total assets	35,526	64,661
Accounts payable and accruals:
Trade	1,766	4,331
Other	7,249	4,408
Deferred revenue		658
Current maturity of operating leases liability	731	529
Total current liabilities	9,746	9,926
Non-current liabilities:
Liability for employee rights upon retirement	475	546
Operating lease liability		1,823
Other non-current liability		188
Total non-current liabilities	475	2,557
Total liabilities	10,221	12,483
Ordinary shares subject to possible redemption, as of September 30, 2022 and December 31, 2021, zero and 615,366 shares, respectively, at redemption value (see note 4)		1,598
Shareholders’ equity:
Ordinary shares, NIS 0.01 par value; Authorized as of September 30, 2022 and December 31, 2021, 200,000,000, and 150,000,000 shares, respectively; issued and outstanding as of September 30, 2022 and December 31, 2021 69,750,117 and 68,711,584 shares, respectively (excluding - zero- and 615,366 shares subject to possible redemption, as of September 30, 2022 and December 31, 2021, respectively)	177	171
Additional paid in capital	316,233	309,355
Warrants		3,127
Accumulated deficit	(291,105)	(262,073)
Total equity	25,305	50,580
Total liabilities and equity	$ 35,526	$ 64,661